Drilling units - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Drilling units
Drilling units [Line Items]
Depreciation and amortization expense	$ 801	$ 761	$ 684